Share capital, Conditional Share Capital for Bonds and Similar Debt Instruments (Details) - Bonds and Similar Debt Instruments [Member]	12 Months Ended
Dec. 31, 2021 CHF (SFr) SFr / shares shares
Conditional Share Capital [Abstract]
Nominal value per share (in CHF per share) | SFr / shares	SFr 0.02
Top of Range [Member]
Conditional Share Capital [Abstract]
Maximum aggregate amount of registered shares | SFr	SFr 31,028,260
Issuance of registered shares (in shares) | shares	1,551,413